Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	£ (177)	£ 330	£ (6)
Currency translation adjustment disposed	(122)	(5)	4
Attributable tax		4	10
Items that are not reclassified to the income statement
Fair value gain on other financial assets	1	18	4
Attributable tax	0	1	(1)
Remeasurement of retirement benefit obligations	(85)	54	149
Attributable tax	20	(12)	(61)
Other comprehensive (expense)/income for the year	(363)	390	99
Fair value reserve [member]
Items that are not reclassified to the income statement
Fair value gain on other financial assets	1	18	4
Other comprehensive (expense)/income for the year	1	18	4
Translation reserve [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(176)	328	(6)
Currency translation adjustment disposed	(122)	(5)	4
Items that are not reclassified to the income statement
Other comprehensive (expense)/income for the year	(298)	323	(2)
Retained earnings [member]
Items that may be reclassified to the income statement
Attributable tax		4	10
Items that are not reclassified to the income statement
Attributable tax		1	(1)
Remeasurement of retirement benefit obligations	(85)	54	149
Attributable tax	20	(12)	(61)
Other comprehensive (expense)/income for the year	(65)	47	97
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(176)	328	(6)
Currency translation adjustment disposed	(122)	(5)	4
Attributable tax		4	10
Items that are not reclassified to the income statement
Fair value gain on other financial assets	1	18	4
Attributable tax		1	(1)
Remeasurement of retirement benefit obligations	(85)	54	149
Attributable tax	20	(12)	(61)
Other comprehensive (expense)/income for the year	(362)	388	£ 99
Non-controlling interest [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(1)	2
Items that are not reclassified to the income statement
Attributable tax	0
Other comprehensive (expense)/income for the year	£ (1)	£ 2